Taxation - Additional Information (Detail)	12 Months Ended				1 Months Ended			12 Months Ended				36 Months Ended					36 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011	Jul. 31, 2012 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")	Jul. 31, 2012 Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Apr. 30, 2009 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2013 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2011 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2010 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2013 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2011 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2010 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2008 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Jan. 01, 2006 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2013 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Apr. 30, 2011 21Vianet Xi'an BPO Service Co., Ltd. ("Xi'an Sub")	Jun. 30, 2009 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Dec. 31, 2013 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Dec. 31, 2012 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")	Jun. 30, 2009 Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Dec. 31, 2013 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")	Dec. 31, 2014 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") Scenario, Forecast	Dec. 31, 2017 Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") Scenario, Forecast	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2013 PRC Minimum	Dec. 31, 2013 PRC Maximum	Dec. 31, 2013 Hong Kong 21Vianet Group Limited ("21Vianet HK")	Dec. 31, 2012 Hong Kong 21Vianet Group Limited ("21Vianet HK")	Dec. 31, 2011 Hong Kong 21Vianet Group Limited ("21Vianet HK")
Income Taxes [Line Items]
Income tax rate																																	16.50%	16.50%	16.50%
Other PRC subsidaries subject to EIT rate	25.00%	25.00%	25.00%	25.00%																								25.00%	25.00%	25.00%
Tax holiday period																6 years
Tax holiday exemption period															3 years
Tax holiday, exemption rate													50.00%		100.00%									100.00%	50.00%
Tax holiday exemption period							3 years																	2 years	3 years
Preferential tax rate					15.00%			15.00%	15.00%	12.50%	12.50%	15.00%		15.00%				15.00%	15.00%	15.00%	15.00%		0.00%
Preferential tax rate, additional term					3 years	3 years											3 years		3 years			3 years
Expiration date of HNTE certificate									Dec. 31, 2013
Preferential tax rate, starting period					2012														2009
Preferential tax rate, ending period					2014														2011
Income tax rate on PRC tax resident enterprises																										25.00%	25.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Net tax operating losses from PRC subsidiaries and its consolidated VIEs (in RMB)																										$ 2,995,000	18,133,000
Net tax operating losses expiration year																															2014	2017
Unrecognized tax benefits (in dollars)	3,066,000	18,559,000	12,340,000
Unrecognized tax benefits impact in the effective rate		10,190
Interest expense (in RMB)																										378,000	2,289,000	641,000	857,000
Accumulated interest expense (in RMB)																										$ 715,000	4,327,000	2,038,000